Schedule of Investments (unaudited)	iShares® Europe ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.3%
Erste Group Bank AG	54,181	$2,564,667
OMV AG	22,572	981,143
Verbund AG	13,029	1,030,885
		4,576,695
Belgium — 1.4%
Ageas SA/NV	28,054	1,280,013
Anheuser-Busch InBev SA/NV	143,827	8,349,986
Argenx SE(a)	9,325	4,046,013
Groupe Bruxelles Lambert NV	14,496	1,032,136
KBC Group NV	53,841	3,793,772
Syensqo SA	11,335	1,011,740
UCB SA	19,295	2,865,055
Umicore SA	31,122	468,348
		22,847,063
Denmark — 6.0%
AP Moller - Maersk A/S, Class A	452	766,961
AP Moller - Maersk A/S, Class B, NVS	745	1,292,088
Carlsberg A/S, Class B	14,053	1,687,118
Coloplast A/S, Class B	20,026	2,407,388
Danske Bank A/S	107,133	3,195,351
DSV A/S	28,412	4,361,187
Genmab A/S(a)	10,616	2,660,298
GN Store Nord A/S(a)	23,505	654,821
Novo Nordisk A/S, Class B	508,025	72,690,633
Novonesis (Novozymes) B, Class B	56,165	3,431,367
Orsted A/S(a)(b)	30,355	1,612,502
Pandora A/S	13,493	2,030,871
Tryg A/S	51,843	1,132,698
Vestas Wind Systems A/S(a)	162,240	3,762,015
		101,685,298
Finland — 1.2%
Elisa OYJ	24,031	1,100,208
Fortum OYJ	69,787	1,021,648
Kesko OYJ, Class B	42,848	753,784
Kone OYJ, Class B	63,612	3,153,968
Metso OYJ	110,864	1,178,305
Neste OYJ	68,710	1,226,095
Nokia OYJ	842,519	3,206,682
Sampo OYJ, Class A	74,259	3,202,363
Stora Enso OYJ, Class R	98,183	1,340,737
UPM-Kymmene OYJ	85,095	2,988,754
Wartsila OYJ Abp	77,163	1,495,903
		20,668,447
France — 16.7%
Accor SA	28,106	1,150,069
Air Liquide SA	91,846	15,851,469
Airbus SE	99,571	13,665,786
Alstom SA	51,920	875,621
ArcelorMittal SA	74,545	1,707,771
Arkema SA	9,998	871,260
AXA SA	280,717	9,199,443
BNP Paribas SA	159,005	10,168,701
Bouygues SA	31,372	1,008,434
Bureau Veritas SA	46,404	1,289,524
Capgemini SE	24,665	4,899,393
Carrefour SA	82,844	1,173,921
Cie. de Saint-Gobain SA	80,582	6,267,195
Cie. Generale des Etablissements Michelin SCA	112,817	4,360,501
Credit Agricole SA	178,899	2,442,798
Security	Shares	Value

France (continued)
Danone SA	99,173	$6,074,325
Dassault Systemes SE	105,628	3,971,716
Edenred SE	40,065	1,699,230
Eiffage SA	12,637	1,161,422
Engie SA	281,938	4,037,452
EssilorLuxottica SA	45,700	9,820,178
Eurofins Scientific SE	21,075	1,055,203
Euronext NV(b)	15,494	1,435,835
Gecina SA	8,443	779,383
Getlink SE	56,451	934,681
Hermes International SCA(c)	5,388	12,444,262
Kering SA	10,975	3,992,101
Legrand SA	41,719	4,140,828
L’Oreal SA	36,544	16,085,410
LVMH Moet Hennessy Louis Vuitton SE	41,475	31,844,124
Orange SA	289,283	2,901,654
Pernod Ricard SA	31,547	4,304,262
Publicis Groupe SA	37,731	4,007,751
Renault SA	30,796	1,579,365
Safran SA	55,745	11,748,733
Sanofi SA	177,606	17,128,879
Sartorius Stedim Biotech	4,401	727,315
Schneider Electric SE	85,970	20,610,944
Societe Generale SA	109,790	2,581,281
Sodexo SA	13,703	1,234,380
Teleperformance SE	10,072	1,064,094
Thales SA	15,715	2,513,902
TotalEnergies SE	353,728	23,683,410
Unibail-Rodamco-Westfield, New	16,958	1,340,141
Veolia Environnement SA	96,978	2,904,767
Vinci SA	80,960	8,533,537
Vivendi SE	103,035	1,076,883
Worldline SA/France(a)(b)	38,507	419,635
		282,768,969
Germany — 12.3%
adidas AG	26,440	6,312,988
Allianz SE, Registered	62,584	17,381,517
BASF SE	142,198	6,874,215
Bayer AG, Registered	157,958	4,452,524
Bayerische Motoren Werke AG	47,365	4,480,324
Beiersdorf AG	14,974	2,191,684
Brenntag SE	23,478	1,583,825
Commerzbank AG	158,069	2,397,628
Continental AG	16,847	954,167
Covestro AG(a)(b)	29,897	1,752,469
Daimler Truck Holding AG	82,537	3,291,835
Delivery Hero SE, Class A(a)(b)	33,839	803,832
Deutsche Bank AG, Registered	323,666	5,173,010
Deutsche Boerse AG	29,959	6,123,520
Deutsche Post AG, Registered	152,698	6,200,595
Deutsche Telekom AG, Registered	553,678	13,916,977
E.ON SE	356,823	4,689,613
Fresenius Medical Care AG & Co. KGaA	32,829	1,254,618
Fresenius SE & Co. KGaA(a)	65,898	1,968,655
GEA Group AG	22,376	930,247
Hannover Rueck SE	9,515	2,408,611
Heidelberg Materials AG	21,272	2,198,974
Henkel AG & Co. KGaA	13,608	1,070,638
Infineon Technologies AG	208,949	7,668,492
LEG Immobilien SE	11,953	976,514
Mercedes-Benz Group AG	128,098	8,865,855
Merck KGaA	20,549	3,398,300

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
MTU Aero Engines AG	9,033	$2,302,993
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	21,298	10,648,048
Puma SE	16,718	767,858
Qiagen NV, NVS	37,041	1,530,463
Rheinmetall AG	7,106	3,621,329
RWE AG	107,562	3,689,952
SAP SE	162,611	32,664,577
Siemens AG, Registered	119,974	22,330,223
Siemens Energy AG(a)	82,512	2,151,466
Siemens Healthineers AG(b)	45,193	2,602,623
Symrise AG, Class A	20,820	2,547,475
Volkswagen AG	5,408	648,008
Vonovia SE	131,645	3,746,408
Zalando SE(a)(b)	34,310	805,414
		209,378,464
Ireland — 0.7%
AIB Group PLC	278,099	1,468,666
Bank of Ireland Group PLC	165,559	1,729,506
Kerry Group PLC, Class A	26,411	2,140,324
Kingspan Group PLC	26,536	2,255,234
Ryanair Holdings PLC, ADR(c)	12,385	1,442,109
Smurfit Kappa Group PLC	44,624	1,990,348
		11,026,187
Italy — 4.1%
Assicurazioni Generali SpA	184,489	4,592,664
Banco BPM SpA	247,431	1,592,417
Enel SpA	1,243,672	8,629,580
Eni SpA	380,182	5,837,562
Ferrari NV	20,113	8,207,947
FinecoBank Banca Fineco SpA	96,874	1,439,475
Intesa Sanpaolo SpA	2,587,674	9,616,866
Mediobanca Banca di Credito Finanziario SpA	103,100	1,509,182
Moncler SpA	33,260	2,040,298
Nexi SpA(a)(b)	144,265	879,439
Prysmian SpA	45,076	2,782,855
Snam SpA	326,366	1,441,236
Stellantis NV	355,545	7,028,664
Telecom Italia SpA/Milano(a)	1,759,371	420,804
Tenaris SA, NVS	72,979	1,122,588
Terna - Rete Elettrica Nazionale	237,342	1,829,582
UniCredit SpA	270,305	10,002,913
		68,974,072
Netherlands — 8.0%
ABN AMRO Bank NV, CVA(b)	66,076	1,085,210
Adyen NV(a)(b)	4,952	5,881,370
Aegon Ltd.	200,864	1,241,927
Akzo Nobel NV	27,052	1,648,800
ASM International NV	7,177	5,485,927
ASML Holding NV	63,772	64,994,245
ASR Nederland NV	23,104	1,099,950
BE Semiconductor Industries NV	12,701	2,121,719
DSM-Firmenich AG	32,930	3,708,088
EXOR NV, NVS	15,545	1,623,784
Heineken Holding NV	16,142	1,272,308
Heineken NV	40,280	3,896,929
IMCD NV	9,162	1,262,958
ING Groep NV	555,841	9,550,831
Koninklijke Ahold Delhaize NV	149,299	4,393,435
Koninklijke KPN NV	504,703	1,934,392
Koninklijke Philips NV(a)	150,417	3,782,769
Security	Shares	Value
Netherlands (continued)
NN Group NV	44,822	$2,083,257
Prosus NV	234,105	8,324,417
Randstad NV	19,669	893,023
Universal Music Group NV	121,584	3,616,913
Wolters Kluwer NV	39,810	6,574,153
		136,476,405
Norway — 0.8%
Aker BP ASA	48,375	1,236,110
DNB Bank ASA	139,589	2,738,857
Equinor ASA	159,464	4,567,656
Mowi ASA	72,233	1,200,539
Norsk Hydro ASA	218,907	1,364,772
Orkla ASA	116,548	945,107
Telenor ASA	100,252	1,142,706
Yara International ASA	27,254	785,404
		13,981,151
Portugal — 0.2%
EDP - Energias de Portugal SA	470,399	1,763,666
Galp Energia SGPS SA	69,204	1,461,649
Jeronimo Martins SGPS SA	45,132	882,059
		4,107,374
Singapore — 0.2%
STMicroelectronics NV , New	105,042	4,116,573

Spain — 4.3%
ACS Actividades de Construccion y Servicios SA	31,628	1,366,075
Aena SME SA(b)	12,508	2,532,835
Amadeus IT Group SA	71,313	4,745,481
Banco Bilbao Vizcaya Argentaria SA	931,130	9,347,143
Banco de Sabadell SA	884,475	1,707,608
Banco Santander SA	2,525,822	11,752,074
CaixaBank SA	644,442	3,422,336
Cellnex Telecom SA(b)	92,650	3,013,392
Enagas SA	35,814	532,551
Endesa SA	51,442	966,543
Ferrovial SE	79,416	3,085,144
Grifols SA(a)(c)	49,182	415,933
Iberdrola SA	923,802	11,986,265
Industria de Diseno Textil SA	177,833	8,824,677
Naturgy Energy Group SA	31,086	675,647
Redeia Corp. SA	61,932	1,082,969
Repsol SA	194,373	3,082,499
Telefonica SA	897,758	3,803,117
		72,342,289
Sweden — 4.9%
Alfa Laval AB	46,692	2,044,718
Assa Abloy AB, Class B	157,747	4,467,478
Atlas Copco AB, Class A	410,613	7,709,768
Atlas Copco AB, Class B	251,227	4,056,637
Boliden AB	44,096	1,418,163
Epiroc AB	101,179	2,027,359
Epiroc AB, Class B	62,515	1,147,514
EQT AB	58,670	1,720,050
Essity AB, Class B	97,172	2,484,184
Evolution AB(b)	31,146	3,241,966
Getinge AB, Class B	36,542	620,700
H & M Hennes & Mauritz AB, Class B	98,777	1,564,638
Hexagon AB, Class B	337,939	3,829,263
Industrivarden AB, Class A	23,425	797,950
Industrivarden AB, Class C	29,625	1,000,344
Investor AB, Class B	290,351	7,956,503

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Nibe Industrier AB, Class B	241,875	$1,020,118
Nordea Bank Abp	558,605	6,658,905
Sandvik AB	172,512	3,466,510
Skandinaviska Enskilda Banken AB, Class A	262,236	3,877,072
Skanska AB, Class B	57,683	1,040,622
SKF AB, Class B	59,505	1,195,886
SSAB AB, Class B	98,603	534,653
Svenska Cellulosa AB SCA, Class B	95,261	1,401,936
Svenska Handelsbanken AB, Class A	252,877	2,416,526
Swedbank AB, Class A	146,034	3,008,046
Tele2 AB, Class B	89,738	905,850
Telefonaktiebolaget LM Ericsson, Class B	493,345	3,062,298
Telia Co. AB	365,027	978,669
Trelleborg AB, Class B	29,396	1,143,980
Volvo AB, Class B	255,371	6,561,609
		83,359,915
Switzerland — 14.7%
ABB Ltd., Registered	257,935	14,302,728
Adecco Group AG, Registered	26,645	883,944
Alcon Inc.	79,314	7,050,367
Baloise Holding AG, Registered	7,215	1,272,027
Barry Callebaut AG, Registered	581	947,153
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	171	1,997,419
Chocoladefabriken Lindt & Spruengli AG, Registered	17	1,959,632
Cie. Financiere Richemont SA, Class A, Registered	85,559	13,371,412
Geberit AG, Registered	5,314	3,130,221
Givaudan SA, Registered	1,272	6,024,975
Holcim AG	84,661	7,483,361
Julius Baer Group Ltd.	33,470	1,872,050
Kuehne + Nagel International AG, Registered	9,098	2,618,242
Logitech International SA, Registered	25,592	2,462,993
Lonza Group AG, Registered	11,834	6,442,487
Nestle SA, Registered	418,062	42,673,373
Novartis AG, Registered	317,988	33,856,700
Partners Group Holding AG	3,531	4,521,641
Roche Holding AG, Bearer	4,382	1,335,998
Roche Holding AG, NVS	112,105	31,059,667
Sandoz Group AG	69,515	2,519,782
Schindler Holding AG, Participation Certificates, NVS	6,916	1,735,249
Schindler Holding AG, Registered	2,552	636,183
SGS SA	24,703	2,202,318
SIG Group AG	55,513	1,020,097
Sika AG, Registered	25,446	7,263,803
Sonova Holding AG, Registered	7,660	2,359,790
Straumann Holding AG	18,784	2,318,669
Swatch Group AG (The), Bearer	4,865	996,728
Swatch Group AG (The), Registered	8,769	359,028
Swiss Life Holding AG, Registered	4,710	3,456,822
Swiss Prime Site AG, Registered	12,242	1,159,255
Swiss Re AG	45,844	5,683,597
Swisscom AG, Registered	4,022	2,261,633
Temenos AG, Registered	9,630	663,614
UBS Group AG, Registered	486,145	14,278,148
VAT Group AG(b)	4,245	2,396,969
Zurich Insurance Group AG	23,190	12,353,209
		248,931,284
United Kingdom — 23.5%
3i Group PLC	155,072	5,976,609
abrdn PLC	303,821	567,420
Admiral Group PLC	42,734	1,412,145
Security	Shares	Value

United Kingdom (continued)
Anglo American PLC	213,370	$6,742,593
Antofagasta PLC	55,058	1,463,223
Ashtead Group PLC	72,028	4,802,370
Associated British Foods PLC	53,379	1,666,698
AstraZeneca PLC	247,364	38,497,991
Auto Trader Group PLC(b)	142,847	1,437,778
Aviva PLC	431,902	2,601,475
BAE Systems PLC	492,600	8,205,055
Barclays PLC	2,260,430	5,972,992
Barratt Developments PLC	161,797	960,933
Berkeley Group Holdings PLC	18,074	1,044,307
BP PLC	2,658,511	16,006,278
British American Tobacco PLC	339,916	10,442,098
British Land Co. PLC (The)	155,037	805,854
BT Group PLC	886,239	1,571,169
Bunzl PLC	53,552	2,034,658
Burberry Group PLC	56,701	629,668
Centrica PLC	915,145	1,559,859
Compass Group PLC	285,805	7,786,272
Croda International PLC	22,397	1,114,229
DCC PLC	17,785	1,241,247
Diageo PLC	353,364	11,093,501
DS Smith PLC	220,625	1,169,305
Entain PLC	99,646	790,161
Experian PLC	147,046	6,831,278
Flutter Entertainment PLC(a)	28,647	5,210,833
Glencore PLC	1,772,932	10,088,460
GSK PLC	652,543	12,551,149
Haleon PLC	1,112,861	4,527,914
Halma PLC	60,047	2,046,735
Hargreaves Lansdown PLC	57,262	816,238
HSBC Holdings PLC	2,999,551	25,892,125
IMI PLC	41,945	932,065
Imperial Brands PLC	138,174	3,535,707
Informa PLC	214,850	2,318,648
InterContinental Hotels Group PLC	27,575	2,897,479
Intermediate Capital Group PLC	48,830	1,339,127
Intertek Group PLC	25,516	1,542,445
J Sainsbury PLC	293,114	944,370
Johnson Matthey PLC	32,512	644,012
Kingfisher PLC	306,780	961,961
Land Securities Group PLC	122,254	955,240
Legal & General Group PLC	937,648	2,685,017
Lloyds Banking Group PLC	10,010,038	6,904,065
London Stock Exchange Group PLC	63,635	7,545,731
M&G PLC	383,205	985,150
Marks & Spencer Group PLC	315,071	1,139,213
Melrose Industries PLC	215,884	1,503,511
Mondi PLC, NVS	69,298	1,330,199
National Grid PLC	765,792	8,550,936
NatWest Group PLC, NVS	866,730	3,409,795
Next PLC	20,238	2,309,521
Ocado Group PLC(a)	113,299	411,529
Pearson PLC	108,634	1,356,531
Persimmon PLC	50,780	861,700
Phoenix Group Holdings PLC	147,997	974,255
Prudential PLC	443,401	4,020,323
Reckitt Benckiser Group PLC	116,798	6,318,676
RELX PLC	304,512	13,952,384
Rentokil Initial PLC	405,239	2,353,465
Rightmove PLC	128,621	868,199
Rio Tinto PLC	177,669	11,658,331

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rolls-Royce Holdings PLC(a)	1,348,334	$7,743,799
Sage Group PLC (The)	159,513	2,185,377
Schroders PLC	146,622	671,020
Segro PLC	214,916	2,431,587
Severn Trent PLC	43,077	1,296,587
Shell PLC	1,016,876	36,473,269
Smith & Nephew PLC	140,198	1,737,376
Smiths Group PLC	54,904	1,181,347
Spirax Group PLC	11,945	1,280,258
SSE PLC	173,633	3,921,254
St. James’s Place PLC	83,368	572,892
Standard Chartered PLC	338,949	3,060,525
Taylor Wimpey PLC	584,358	1,046,422
Tesco PLC	1,121,110	4,330,587
Unilever PLC	402,344	22,083,589
United Utilities Group PLC	107,398	1,334,164
Vodafone Group PLC	3,623,418	3,206,138
Weir Group PLC (The)	42,005	1,050,527
Whitbread PLC	30,899	1,159,624
WPP PLC	173,819	1,591,603
		399,128,150

Total Common Stocks — 99.3%
(Cost: $1,611,416,521)		1,684,368,336

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	8,053	711,082
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	14,298	1,063,677
Henkel AG & Co. KGaA, Preference Shares, NVS	26,869	2,392,330
Porsche Automobil Holding SE, Preference Shares, NVS	23,926	1,079,825
Sartorius AG, Preference Shares, NVS	4,241	992,759
Security	Shares	Value
Germany (continued)
Volkswagen AG, Preference Shares, NVS	28,329	$3,198,736
		9,438,409
Italy — 0.0%
Telecom Italia SpA, Preference Shares, NVS	1,138,633	296,197

Total Preferred Stocks — 0.6%
(Cost: $17,246,476)		9,734,606

Total Long-Term Investments — 99.9%
(Cost: $1,628,662,997)		1,694,102,942

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(d)(e)(f)	452,468	452,604
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	1,870,000	1,870,000

Total Short-Term Securities — 0.1%
(Cost: $2,322,655)		2,322,604

Total Investments — 100.0%
(Cost: $1,630,985,652)		1,696,425,546

Other Assets Less Liabilities — 0.0%		181,037

Net Assets — 100.0%		$1,696,606,583

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,329,442	$—		$(3,875,938	)(a)	$(1,622)	$722	$452,604	452,468	$6,756	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,700,000	170,000	(a)	—		—	—	1,870,000	1,870,000	57,816		—
						$(1,622)	$722	$2,322,604		$64,572		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	27	09/20/24	$1,422	$(1,754)
FTSE 100 Index	8	09/20/24	829	(2,905)
				$(4,659)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,559,026	$1,679,809,310	$—	$1,684,368,336
Preferred Stocks	296,197	9,438,409	—	9,734,606
Short-Term Securities
Money Market Funds	2,322,604	—	—	2,322,604
	$7,177,827	$1,689,247,719	$—	$1,696,425,546
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(4,659)	$—	$(4,659)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares